RESTRICTED CASH AND SHORT-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
RESTRICTED CASH AND SHORT-TERM INVESTMENTS [Abstract]
RESTRICTED CASH AND SHORT-TERM INVESTMENTS
RESTRICTED CASH AND SHORT-TERM INVESTMENTS

Our short-term restricted cash and investment balances in respect of our debt and lease obligations are as follows:

(in thousands of $)	2014	2013
Total security lease deposits for lease obligations	5,671	5,639
Restricted cash relating to the Golar Freeze facility (see note 21)	10,008	8,832
Restricted cash relating to the NR Satu facility (see note 21)	10,152	9,980
	25,831	24,451

Restricted cash does not include minimum consolidated cash balances of $30 million required to be maintained as part of the financial covenants in some of our loan facilities, as these amounts are included in "Cash and cash equivalents" (see note 21).

As of December 31, 2014 and 2013, the value of deposits used to obtain letters of credit to secure the obligations for the lease arrangements described in note 22 was $142.5 million and $151.4 million, respectively. These security deposits are referred to in these financial statements as restricted cash. The Methane Princess Lease security deposit earns interest based upon GBP LIBOR.

Our restricted cash balances in respect of our debt and capital lease obligations are as follows:

(in thousands of $)	2014	2013
Methane Princess Lease security deposits	142,513	151,364
Restricted cash relating to the cross currency interest rate swap (see note 24)	9,710	—
Total security deposits for lease obligations	152,223	151,364
Included in short-term restricted cash and short-term investments	(5,671)	(5,639)
Long-term restricted cash	146,552	145,725